Notes Payable (Schedule of Short-term Notes Payable) (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Debt Instrument [Line Items]
Total Short Term Non-Related Party Notes Payable			$ 165,000
Notes Payable [Member]
Debt Instrument [Line Items]
Total Short Term Non-Related Party Notes Payable			20,000
Notes Payable One [Member]
Debt Instrument [Line Items]
Total Short Term Non-Related Party Notes Payable			10,000
Notes Payable Two [Member]
Debt Instrument [Line Items]
Total Short Term Non-Related Party Notes Payable			60,000
Notes Payable Three [Member]
Debt Instrument [Line Items]
Total Short Term Non-Related Party Notes Payable			25,000
Notes Payable Four [Member]
Debt Instrument [Line Items]
Total Short Term Non-Related Party Notes Payable			250,000
Notes Payable Five [Member]
Debt Instrument [Line Items]
Total Short Term Non-Related Party Notes Payable			$ 25,000